Document and Entity Information	Mar. 02, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE ELECTRIC & GAS CO
Amendment Flag	false
Entity Central Index Key	0000081033
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Incorporation State Country Code	NJ
Entity File Number	001-00973
Entity Tax Identification Number	22-1212800
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Firstand Refunding Mortgage Bonds Nine Point Two Five Percent Series CC Due Two Thousand Twenty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.25% First and Refunding Mortgage Bonds, Series CC, due 2021
Trading Symbol	PEG21
Security Exchange Name	NYSE
Firstand Refunding Mortgage Bonds Eight Percent Due Two Thousand Thirty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37D
Security Exchange Name	NYSE
Firstand Refunding Mortgage Bonds Five Percent Due Two Thousand Thirty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG 37J
Security Exchange Name	NYSE